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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number          811-08321
                                            ---------------------------

                        Investors Mark Series Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         100 South Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code:         614-470-8000
                                                    ----------------------------
Date of fiscal year end:      December 31, 2004
                          --------------------------

Date of reporting period:     September 30, 2004
                          --------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
COMMON STOCKS  (98.18%)
BASIC MATERIALS  (9.21%)
BOC Group PLC ADR                                      1,510         $   49,135
Dow Chemical Co.                                       2,040             92,167
PPG Industries, Inc.                                   1,640            100,499
Weyerhaeuser Co.                                       2,000            132,961
                                                                     ----------
                                                                        374,762
                                                                     ----------

CAPITAL GOODS  (6.89%)
Lockheed Martin Corp.                                  1,120             62,474
Parker Hannifin Corp.                                  1,250             73,575
Rockwell Collins, Inc.                                 2,810            104,363
Tyco International Ltd.                                1,310             40,165
                                                                     ----------
                                                                        280,577
                                                                     ----------

CONSUMER CYCLICAL  (14.27%)
Gannett Co., Inc.                                      1,220            102,187
Limited Brands, Inc.                                   5,530            123,264
McDonald's Corp.                                       4,440            124,454
Viacom, Inc., Class A                                    100              3,400
Viacom, Inc., Class B                                  2,040             68,462
Walt Disney Co. (The)                                  2,620             59,081
Waste Management, Inc.                                 3,650             99,791
                                                                     ----------
                                                                        580,639
                                                                     ----------

CONSUMER STAPLES  (7.60%)
Diageo PLC ADR                                         2,462            124,159
H.J. Heinz Co.                                         2,700             97,254
Kellogg Co.                                            1,940             82,760
Rite Aid Corp. (b)                                     1,430              5,034
                                                                     ----------
                                                                        309,207
                                                                     ----------

ENERGY  (6.35%)
BP PLC ADR                                             1,688             97,111
Exxon Mobil Corp.                                      3,340            161,422
                                                                     ----------
                                                                        258,533
                                                                     ----------

FINANCIAL  (29.11%)
AFLAC, Inc.                                            1,660             65,089
Allstate Corp.                                         1,340             64,307
American Express Co.                                   1,900             97,774
American International Group, Inc.                     1,730            117,622
Bank of America Corp.                                  2,110             91,426
Citigroup, Inc.                                        3,000            132,359
Everest Re Group Ltd.                                    610             45,341
Freddie Mac                                            1,800            117,431
Morgan Stanley                                         2,120            104,516
Radian Group, Inc.                                     1,630             75,355
SLM Corp.                                              1,940             86,524
SouthTrust Corp.                                         910             37,911
Student Loan Corp.                                       230             32,603
Wells Fargo & Co.                                      1,960            116,875
                                                                     ----------
                                                                      1,185,133
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
HEALTHCARE  (3.03%)
Pfizer, Inc.                                           3,440            105,264
Teva Pharmaceutical Industries Ltd.                      700             18,165
                                                                     ----------
                                                                        123,429
                                                                     ----------

TECHNOLOGY  (9.62%)
Apple Computer, Inc. (b)                               3,100            120,124
Automatic Data Processing, Inc.                          790             32,643
Eastman Kodak Co.                                      2,930             94,405
Fiserv, Inc. (b)                                         540             18,824
International Business Machines Corp.                    940             80,596
Microsoft Corp.                                        1,620             44,793
                                                                     ----------
                                                                        391,385
                                                                     ----------

TELECOMMUNICATION SERVICES  (3.68%)
BCE, Inc.                                              1,600             34,640
Verizon Communications, Inc.                           2,920            114,990
                                                                     ----------
                                                                        149,630
                                                                     ----------

TRANSPORTATION & SERVICES  (2.19%)
Union Pacific Corp.                                    1,520             89,072
                                                                     ----------

UTILITIES  (6.23%)
Entergy Corp.                                          1,360             82,430
Exelon Corp.                                           1,820             66,776
NSTAR                                                    790             38,789
Occidental Petroleum Corp.                             1,170             65,438
                                                                     ----------
                                                                        253,433
                                                                     ----------

TOTAL COMMON STOCKS (COST $3,007,305)                                 3,995,800
                                                                     ----------

INVESTMENT COMPANIES  (1.53%)

Wells Fargo Prime Investment Money Market Fund        62,471             62,471
                                                                     ----------

TOTAL INVESTMENT COMPANIES (COST $62,471)                                62,471
                                                                     ----------



TOTAL INVESTMENTS (COST $3,069,776) (a) - 99.71%                     $4,058,271
                                                                     ==========



Percentages based on net assets of $4,070,501.

------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                                $990,786
         Unrealized depreciation                                  (2,291)
                                                                --------
         Net unrealized appreciation                            $988,495

         Aggregate cost for federal income tax purposes is substantially the same.

(b)      Non-income producing security.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
COMMON STOCKS  (94.29%)
CAPITAL GOODS  (5.28%)
General Electric Co.                                   6,200         $  208,196
                                                                     ----------
CONSUMER CYCLICAL  (11.38%)
Costco Wholesale Corp.                                 3,400            141,304
Home Depot, Inc. (The)                                 1,600             62,720
Viacom, Inc., Class B                                  3,000            100,680
Wal-Mart Stores, Inc.                                  2,700            143,640
                                                                     ----------
                                                                        448,344
                                                                     ----------

CONSUMER STAPLES  (5.38%)
Colgate-Palmolive Co.                                  2,300            103,914
Procter & Gamble Co. (The)                             2,000            108,240
                                                                     ----------
                                                                        212,154
                                                                     ----------

ENERGY  (3.59%)
Schlumberger Ltd.                                      2,100            141,351
                                                                     ----------

FINANCIAL  (8.04%)
American International Group, Inc.                     2,000            135,980
Merrill Lynch & Co.                                    1,000             49,720
Wells Fargo & Co.                                      2,200            131,186
                                                                     ----------
                                                                        316,886
                                                                     ----------

HEALTHCARE  (20.30%)
Amgen, Inc. (b)                                        2,000            113,360
Cardinal Health, Inc.                                  2,000             87,540
Johnson & Johnson, Inc.                                2,400            135,192
Medtronic, Inc.                                        3,500            181,650
Novartis AG ADR                                        3,100            144,677
Pfizer, Inc.                                           4,500            137,700
                                                                     ----------
                                                                        800,119
                                                                     ----------

MEDIA & ENTERTAINMENT  (5.15%)
Liberty Media Corp. (b)                                5,900             51,448
Liberty Media International, Inc., Class A (b)           354             11,810
News Corp. Ltd.                                        1,700             55,879
Time Warner, Inc. (b)                                  5,200             83,928
                                                                     ----------
                                                                        203,065
                                                                     ----------

TECHNOLOGY  (35.17%)
Altera Corp. (b)                                       5,900            115,463
Analog Devices, Inc.                                   1,800             69,804
Applied Materials, Inc. (b)                            5,100             84,099
ASML Holding N.V. (b)                                  6,900             88,803
Cisco Systems, Inc. (b)                                6,700            121,270
Comcast Corp., Class A (b)                             3,600            101,664
Dell, Inc. (b)                                         3,300            117,480
Intel Corp.                                            4,200             84,252
Maxim Integrated Products, Inc.                          800             33,832
Microchip Technology, Inc.                             2,000             53,680
Microsoft Corp.                                        7,600            210,140
Novellus Systems, Inc. (b)                             2,900             77,111
Paychex, Inc.                                          2,100             63,315
SAP AG ADR                                             1,600             62,320
Xilinx, Inc.                                           3,800            102,600
                                                                     ----------
                                                                      1,385,833
                                                                     ----------
TOTAL COMMON STOCKS (COST $3,570,608)                                 3,715,948
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
INVESTMENT COMPANIES  (5.67%)

Wells Fargo Government Institutional                  66,094             66,094
Money Market Fund

Wells Fargo Prime Investment Money                   157,438            157,438
Market Fund                                                          ----------

TOTAL INVESTMENT COMPANIES (COST $223,532)                              223,532
                                                                     ----------


TOTAL INVESTMENTS (COST $3,794,140) (a) - 99.96%                     $3,939,480
                                                                     ==========

Percentages are based on net assets of $3,941,095.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                               $ 441,071
         Unrealized depreciation                                (295,731)
                                                               ---------
         Net unrealized appreciation (depreciation)            $ 145,340

         Aggregate cost for federal income tax purposes is substantially the same.

(b)      Non-income producing security.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

MID CAP EQUITY

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
COMMON STOCKS  (93.19%)
BASIC MATERIALS  (2.17%)
Bowater, Inc.                                          1,200         $   45,828
Plum Creek Timber Co., Inc.                            1,500             52,545
                                                                     ----------
                                                                         98,373
                                                                     ----------

CAPITAL GOODS  (13.72%)
Black & Decker Corp.                                     900             69,696
BorgWarner, Inc.                                       1,000             43,290
Florida Rock Industries, Inc.                          1,500             73,485
Kinross Gold Corp. (b)                                 5,200             35,256
LAM Research Corp. (b)                                 1,900             41,572
Lincoln Electric Holdings, Inc.                          700             21,952
Louisiana-Pacific Corp.                                3,100             80,445
Manpower, Inc.                                           700             31,143
Precision Castparts Corp.                              1,100             66,055
Rockwell Collins, Inc.                                 2,000             74,280
Simpson Manufacturing Co., Inc.                          400             25,280
Temple-Inland, Inc.                                      900             60,435
                                                                     ----------
                                                                        622,889
                                                                     ----------

CONSUMER CYCLICAL  (12.20%)
Abercrombie & Fitch Co., Class A                         700             22,050
Circuit City Stores, Inc.                              4,900             75,166
Dollar Tree Stores, Inc. (b)                           1,100             29,645
Energizer Holdings, Inc. (b)                           1,600             73,760
Foot Locker, Inc.                                      2,700             63,990
Nieman Marcus Group, Inc. (The), Class A                 600             34,500
Nordstrom, Inc.                                        1,300             49,712
Omnicare, Inc.                                           900             25,524
Regis Corp.                                              500             20,110
Ross Stores, Inc.                                      1,200             28,128
Saks, Inc.                                             2,600             31,330
Toys "R" Us, Inc. (b)                                  1,400             24,836
Yankee Candle Co., Inc. (The) (b)                      2,600             75,296
                                                                     ----------
                                                                        554,047
                                                                     ----------

CONSUMER STAPLES  (7.07%)
Alberto-Culver Co.                                     1,050             45,654
Albertson's, Inc.                                      1,900             45,467
Dean Foods Co. (b)                                     2,400             72,048
International Flavors & Fragrances, Inc.               1,200             45,840
J.M. Smucker Co. (The)                                 1,200             53,292
Knight-Ridder, Inc.                                      900             58,905
                                                                     ----------
                                                                        321,206
                                                                     ----------

ENERGY  (6.68%)
Consol Energy, Inc.                                    1,100             38,379
ENSCO International, Inc.                              2,000             65,340
Patterson-UTI Energy, Inc.                             4,400             83,908
Pride International, Inc. (b)                          3,000             59,370
Weatherford International Ltd. (b)                     1,100             56,122
                                                                     ----------
                                                                        303,119
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
FINANCIAL  (16.07%)
Bank of Hawaii Corp.                                   1,300             61,425
Banknorth Group, Inc.                                  2,300             80,500
CenturyTel, Inc.                                       2,100             71,904
Cullen/Frost Bankers, Inc.                             1,400             65,058
E*TRADE Financial Corp. (b)                            3,200             36,544
Health Care Property Investors, Inc.                   2,200             57,200
Hibernia Corp., Class A                                1,200             31,692
Mercantile Bankshares Corp.                            1,000             47,960
Protective Life Corp.                                  1,300             51,103
Providian Financial Corp. (b)                          3,500             54,390
SEI Investments Co.                                    1,200             40,416
T. Rowe Price Group, Inc.                              1,500             76,410
Zions Bancorp                                            900             54,936
                                                                     ----------
                                                                        729,538
                                                                     ----------

HEALTHCARE  (8.91%)
Beckman Coulter, Inc.                                    500             28,060
Caremark Rx, Inc. (b)                                  1,161             37,233
DaVita, Inc. (b)                                       1,100             34,265
Endo Pharmaceuticals Holdings, Inc. (b)                1,000             18,360
Health Net, Inc. (b)                                   1,200             29,664
Henry Schein, Inc. (b)                                   400             24,924
Hillenbrand Industries, Inc.                             700             35,371
Hospira, Inc. (b)                                      1,100             33,660
Neurocrine Biosciences, Inc. (b)                         400             18,864
PerkinElmer, Inc.                                      1,300             22,386
Perrigo Co.                                            1,900             39,045
Triad Hospitals, Inc. (b)                                800             27,552
Varian Medical Systems, Inc. (b)                       1,600             55,312
                                                                     ----------
                                                                        404,696
                                                                     ----------

TECHNOLOGY  (19.56%)
Affiliated Computer Services, Inc., Class A (b)          700             38,969
American Power Conversion Corp.                        1,700             29,563
Amphenol Corp., Class A (b)                            1,400             47,964
Andrew Corp. (b)                                       3,100             37,944
Cadence Design Systems, Inc. (b)                       2,300             29,992
Ceridian Corp. (b)                                     1,200             22,092
Credence Systems Corp. (b)                             1,500             10,800
Diebold, Inc.                                          1,100             51,370
Dun & Bradstreet Corp. (b)                             1,300             76,310
Entercom Communications Corp. (b)                        900             29,394
Gemstar-TV Guide International, Inc. (b)               8,500             48,025
Hearst-Argyle Television, Inc. (b)                     2,000             48,900
Ingram Micro, Inc. (b)                                 2,900             46,690
L-3 Communications Holdings, Inc.                      1,200             80,400
Mettler-Toledo International, Inc. (b)                   500             23,610
Novellus Systems, Inc. (b)                             1,400             37,226
Storage Technology Corp. (b)                           1,700             42,942
Sybase, Inc. (b)                                       2,700             37,233
Tellabs, Inc. (b)                                      5,700             52,383
Teradyne, Inc. (b)                                     2,000             26,800
Verisign, Inc. (b)                                     2,100             41,748
Vishay Intertechnology, Inc. (b)                       2,200             28,380
                                                                     ----------
                                                                        888,735
                                                                     ----------

TRANSPORTATION & SERVICES  (0.78%)
Landstar System, Inc. (b)                                600             35,208
                                                                     ----------

UTILITIES  (6.03%)
AGL Resources, Inc.                                    1,900             58,463
Allied Waste Industries, Inc. (b)                      3,800             33,630
Energy East Corp.                                      1,800             45,324
Hawaiian Electric Industries, Inc.                     1,600             42,464
NSTAR                                                    700             34,370
Republic Services, Inc.                                2,000             59,520
                                                                     ----------
                                                                        273,771
                                                                     ----------

TOTAL COMMON STOCKS (COST $3,476,002)                                 4,231,582
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
INVESTMENT COMPANIES  (3.90%)
S&P 400 Mid-Cap Depositary Receipt                       800             86,824
Wells Fargo Prime Investment Money Market Fund        90,152             90,152
                                                                     ----------


TOTAL INVESTMENT COMPANIES (COST $156,090)                              176,976
                                                                     ----------



TOTAL INVESTMENTS (COST $3,632,092) (a) - 97.09%                     $4,408,558
                                                                     ==========

Percentages are based on net assets of $4,540,903.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                               $ 912,407
         Unrealized depreciation                                (135,941)
                                                               ---------
         Net unrealized appreciation (depreciation)            $ 776,466

         Aggregate cost for federal income tax purposes is substantially

(b)      Non-income producing security.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

SMALL CAP EQUITY

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
COMMON STOCKS  (97.17%)
CONSUMER DISCRETIONARY  (16.78%)
Arbitron, Inc. (b)                                     1,000         $   36,610
Bombay Co., Inc. (b)                                   5,200             38,116
Carter's, Inc. (b)                                     1,000             27,690
Cost Plus, Inc. (b)                                    1,400             49,532
Cumulus Media, Inc. (b)                                1,900             27,341
Fred's, Inc.                                           1,400             25,144
Gaylord Entertainment (b)                              1,400             43,400
Jarden Corp. (b)                                       1,550             56,560
Journal Communications, Inc.                             100              1,754
Lin TV Corp., Class A (b)                              1,800             35,064
Marvel Enterprises, Inc. (b)                           2,300             33,488
MAXIMUS, Inc. (b)                                        900             25,929
MDC Partners, Inc., Class A (b)                        2,800             35,504
Pacific Sunwear of California, Inc. (b)                1,500             31,575
Party City Corp. (b)                                   1,000             14,770
PETCO Animal Supplies, Inc. (b)                          900             29,394
Pinnacle Entertainment, Inc. (b)                       2,100             28,980
Radio One, Inc., Class D (b)                           2,200             31,306
Scientific Games Corp. (b)                             2,500             47,750
Sharper Image Corp. (b)                                1,700             36,465
Sinclair Broadcast Group, Inc., Class A                4,200             30,660
                                                                     ----------

                                                                        687,032
                                                                     ----------

CONSUMER STAPLES  (0.35%)
Performance Food Group Co. (b)                           600             14,220
                                                                     ----------
EDUCATION  (0.52%)
Educate, Inc. (b)                                      1,800             21,222
                                                                     ----------
ENERGY  (3.47%)
Edge Petroleum Corp. (b)                                 700             11,179
Energy Partners Ltd (b)                                  300              4,884
Key Energy Services, Inc. (b)                          2,400             26,520
Maverick Tube Corp. (b)                                  800             24,648
Mission Resources Corp. (b)                            2,600             16,354
Unit Corp. (b)                                         1,100             38,588
Western Gas Resources, Inc.                              700             20,013
                                                                     ----------
                                                                        142,186
                                                                     ----------

FINANCIAL  (10.42%)
Ace Cash Express, Inc. (b)                               900             23,436
Boston Private Financial Holdings, Inc.                1,400             34,944
Commercial Capital Bancorp, Inc.                       1,400             31,766
Corillian Corp. (b)                                    6,700             30,887
East West Bancorp, Inc.                                1,100             36,949
Greenhill & Co., Inc.                                  1,300             30,680
Infinity Property & Casualty Corp.                     1,700             50,201
Jefferies Group, Inc.                                  1,300             44,811
Mercantile Bank Corp.                                  1,145             39,892
National Financial Partners Corp.                        600             21,468
Philadelphia Consolidated Holding Corp. (b)              700             38,584
Prosperity Bancshares, Inc.                            1,600             42,752
                                                                     ----------
                                                                        426,370
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
HEALTHCARE  (22.36%)
Advancis Pharmaceutical Corp. (b)                      2,500             20,375
Advisory Board Co. (The) (b)                           1,300             43,680
America Service Group, Inc. (b)                          704             28,892
Atrix Laboratories, Inc. (b)                           1,000             30,690
Bio-Rad Laboratories, Inc., Class A (b)                  800             40,880
BioMarin Pharmaceutical, Inc. (b)                      3,700             19,203
BioSante Pharmaceuticals, Inc. (b)                       700              6,307
Bone Care International, Inc. (b)                      1,400             34,020
Caraco Pharmaceutical Laboratories Ltd. (b)              900              6,930
Cardiac Science, Inc. (b)                              5,400             10,368
Cell Therapeutics, Inc. (b)                            3,100             21,266
Conceptus, Inc. (b)                                    2,400             22,248
CYTOGEN Corp. (b)                                      1,700             17,918
Cytyc Corp. (b)                                          900             21,735
DepoMed, Inc. (b)                                      4,700             24,534
DOV Pharmaceutical, Inc. (b)                           2,100             35,994
Integra Lifesciences Corp. (b)                         1,200             38,532
Isolagen, Inc. (b)                                     2,500             23,625
LCA-Vision, Inc.                                       1,200             30,948
Lifepoint Hospitals, Inc. (b)                            900             27,009
Medical Action Industries, Inc. (b)                    2,300             38,244
Nektar Therapeutics (b)                                2,100             30,408
Neopharm, Inc. (b)                                     3,502             29,977
Neurocrine Biosciences, Inc. (b)                         700             33,012
Noven Pharmaceuticals, Inc. (b)                        1,900             39,596
Palomar Medical Technologies, Inc. (b)                   700             15,344
Protein Design Labs, Inc. (b)                          1,600             31,328
Renovis, Inc. (b)                                      2,200             17,622
Salix Pharmaceuticals, Inc. (b)                        1,600             34,432
SonoSite, Inc. (b)                                     1,600             41,680
SurModics, Inc. (b)                                    1,300             30,875
Taro Pharmaceutical Industries Ltd. (b)                  800             18,704
Telik, Inc. (b)                                        1,700             37,910
U.S. Physical Therapy, Inc. (b)                          800             10,872
                                                                     ----------
                                                                        915,158
                                                                     ----------

INDUSTRIAL  (13.74%)
AMCOL International Corp.                                700             13,384
Chicago Bridge & Iron Co.                              1,300             38,987
Corporate Executive Board Co.                            500             30,620
CUNO, Inc. (b)                                           700             40,425
DRS Technologies, Inc. (b)                             1,400             52,417
EGL, Inc. (b)                                          1,300             39,338
Genesee & Wyoming, Inc., Class A (b)                   1,489             37,701
Heartland Express, Inc.                                2,400             44,280
Laureate Education, Inc (b)                              800             29,776
Leadis Technology, Inc. (b)                            1,700             19,176
Navigant Consulting Co. (b)                            1,300             28,548
NCO Group, Inc. (b)                                    1,300             35,035
Plug Power, Inc. (b)                                   3,600             23,076
Sirva, Inc. (b)                                        1,300             29,770
Steel Technologies                                     1,300             33,302
Ultratech, Inc. (b)                                    2,000             31,340
UTI Worldwide, Inc.                                      600             35,286
                                                                     ----------
                                                                        562,461
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
TECHNOLOGY  (29.53%)
Aceto Corp.                                            1,500             21,600
Activision, Inc. (b)                                   2,144             29,737
Alliance Gaming Corp. (b)                              1,600             24,096
Anixter International, Inc.                              900             31,581
Applied Films Corp. (b)                                1,300             23,413
Artisan Components, Inc. (b)                           1,300             37,843
August Technology Corp. (b)                            1,800             12,366
Brooks Automation, Inc. (b)                            2,400             33,960
Captiva Software Corp. (b)                             2,600             29,120
Cray, Inc. (b)                                         4,300             15,179
Digital River, Inc. (b)                                1,100             32,758
Digitas, Inc. (b)                                      4,000             30,920
DSP Group, Inc. (b)                                    1,000             21,050
Entegris, Inc. (b)                                     4,700             39,198
Epicor Software Corp. (b)                              1,800             21,654
Equinix, Inc. (b)                                        700             21,539
Exact Sciences Corp. (b)                               2,300              7,590
F5 Networks, Inc. (b)                                  1,300             39,598
FEI Co. (b)                                            1,500             29,640
FileNET Corp. (b)                                      1,000             17,460
Finisar Corp. (b)                                      7,800             10,140
Foundry Networks, Inc. (b)                             2,700             25,623
Global Imaging Systems, Inc. (b)                       1,200             37,296
Integrated Circuit Systems, Inc. (b)                     800             17,200
Inter-Tel, Inc.                                        1,119             24,193
Itron, Inc. (b)                                        1,800             31,410
IXYS Corp. (b)                                         4,000             28,720
Landec Corp. (b)                                       2,600             19,500
Magma Design Automation, Inc. (b)                      2,000             30,160
Manhattan Associates, Inc. (b)                         1,100             26,862
Micromuse, Inc. (b)                                    7,200             26,496
MTC Technologies, Inc. (b)                             1,400             38,682
Mykrolis Corp. (b)                                     2,400             24,168
Netopia, Inc. (b)                                      2,500              5,350
NMS Communications Corp. (b)                           3,100             15,128
OpenTV Corp. (b)                                       6,700             20,435
OSI Systems, Inc. (b)                                  1,300             20,930
PalmSource, Inc. (b)                                   1,600             33,184
PEC Solutions, Inc. (b)                                  200              2,344
Pinnacle Systems, Inc. (b)                             3,600             15,012
Rae Systems, Inc. (b)                                  3,600             20,088
Retek, Inc. (b)                                        6,400             29,184
Scansoft, Inc. (b)                                     4,200             17,136
Silicon Image, Inc. (b)                                4,100             51,823
Silicon Storage Technology, Inc. (b)                   3,700             23,569
Take-Two Interactive Software, Inc. (b)                  900             29,565
Telecommunication Systems, Inc. (b)                    3,800             12,198
TiVo, Inc. (b)                                         3,200             21,184
Verity, Inc. (b)                                       1,400             18,032
Zoran Corp. (b)                                          800             12,576
                                                                     ----------
                                                                      1,208,490
                                                                     ----------

TOTAL COMMON STOCKS (COST $3,557,950)                                 3,977,139
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
INVESTMENT COMPANY  (2.98%)

Wells Fargo Prime Investment Money Market Fund       122,112            122,112
                                                                     ----------


TOTAL INVESTMENT COMPANY (COST $122,112)                                122,112
                                                                     ----------



TOTAL INVESTMENTS (COST $3,680,062) (a) - 100.15%                    $4,099,251
                                                                     ==========




Percentages based on net assets of $4,093,291.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                             $ 801,792
         Unrealized depreciation                              (382,603)
                                                             ---------
         Net unrealized appreciation                         $ 419,189

         Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

GROWTH & INCOME

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
COMMON STOCKS  (96.33%)
BASIC MATERIALS  (8.30%)
Alcoa, Inc.                                            3,400         $  114,206
Barrick Gold Corp.                                       500             10,520
E.I. du Pont de Nemours & Co.                          2,400            102,720
International Paper Co.                                4,200            169,722
Newmont Mining Corp.                                   2,300            104,719
Potash Corp. of Saskatchewan, Inc.                       800             51,336
Praxair, Inc.                                          2,000             85,480
                                                                     ----------
                                                                        638,703
                                                                     ----------

CAPITAL GOODS  (10.85%)
Caterpillar, Inc.                                        900             72,405
Corning, Inc. (b)                                      3,200             35,456
Deere & Co.                                            3,200            206,560
Eaton Corp.                                            1,800            114,138
Emerson Electric Co.                                     900             55,701
General Electric Co.                                   4,700            157,826
Parker Hannifin Corp.                                  1,200             70,632
Tyco International Ltd.                                4,000            122,640
                                                                     ----------
                                                                        835,358
                                                                     ----------

CONSUMER CYCLICAL  (11.04%)
Clear Channel Communications, Inc.                     2,600             81,042
Federated Department Stores, Inc.                        100              4,543
Gap, Inc.                                              4,700             87,890
Illinois Tool Works, Inc.                                800             74,536
Kimberly-Clark Corp.                                     900             58,131
Newell Rubbermaid, Inc.                                1,700             34,068
NIKE, Inc., Class B                                    1,000             78,800
Target Corp.                                           1,300             58,825
Tribune Co.                                            2,000             82,300
Viacom, Inc., Class B                                  2,300             77,188
Walt Disney Co. (The)                                  6,500            146,575
Waste Management, Inc.                                 2,400             65,616
                                                                     ----------
                                                                        849,514
                                                                     ----------

CONSUMER STAPLES  (8.32%)
Archer-Daniels-Midland Co.                             1,600             27,168
Clorox Co.                                               400             21,320
Coca-Cola Co.                                            200              8,010
CVS Corp.                                              1,100             46,343
Diageo PLC ADR                                           600             30,258
Gillette Co.                                           1,400             58,436
H.J. Heinz Co.                                         1,200             43,224
Kellogg Co.                                            1,600             68,256
Kraft Foods, Inc.                                      4,500            142,740
Kroger Co. (b)                                         4,400             68,288
PepsiCo, Inc.                                          2,600            126,490
                                                                     ----------
                                                                        640,533
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
ENERGY  (9.23%)
Baker Hughes, Inc.                                     2,500            109,300
Exxon Mobil Corp.                                      8,100            391,473
GlobalSantaFe Corp.                                    1,100             33,715
PG&E Corp. (b)                                           300              9,120
Progress Energy, Inc.                                  1,400             59,276
Schlumberger Ltd.                                      1,600            107,696
                                                                     ----------
                                                                        710,580
                                                                     ----------

FINANCIAL  (17.09%)
American International Group, Inc.                     2,100            142,779
Bank of America Corp.                                  2,110             91,426
Bank of New York Co., Inc. (The)                       2,800             81,676
CIGNA Corp.                                              900             62,667
Citigroup, Inc.                                        3,200            141,184
Goldman Sachs Group, Inc.                                500             46,620
Hartford Financial Services Group, Inc.                  600             37,158
J.P. Morgan Chase & Co.                                5,552            220,582
Marshall & Ilsley Corp.                                  500             20,150
Mellon Financial Corp.                                 3,800            105,222
Merrill Lynch & Co.                                    1,900             94,468
Mitsubishi Tokyo Financial Group, Inc. ADR             2,100             17,514
St. Paul Cos., Inc.                                    1,273             42,085
U.S. Bancorp                                           1,800             52,020
Wachovia Corp.                                         1,600             75,120
Wells Fargo & Co.                                      1,400             83,482
                                                                     ----------
                                                                      1,314,153
                                                                     ----------

HEALTHCARE  (10.44%)
Abbott Laboratories                                    1,500             63,540
Baxter International, Inc.                             3,200            102,912
Bristol-Myers Squibb Co.                               1,700             40,239
Cardinal Health, Inc.                                  1,700             74,409
Guidant Corp.                                            100              6,604
Merck & Co., Inc.                                      2,100             69,300
Monsanto Co.                                           1,007             36,675
Novartis AG ADR                                        2,500            116,675
Pfizer, Inc.                                           2,000             61,200
Schering-Plough Corp.                                  5,500            104,830
Wyeth Corp.                                            3,400            127,160
                                                                     ----------
                                                                        803,544
                                                                     ----------

TECHNOLOGY  (13.13%)
Apple Computer, Inc. (b)                               3,200            124,000
Comcast Corp., Special Class A (b)                     4,500            125,640
Eastman Kodak Co.                                        500             16,110
EMC Corp. (b)                                         12,300            141,942
Honeywell International, Inc.                            600             21,516
International Business Machines Corp.                    200             17,148
Microsoft Corp.                                        3,900            107,835
Motorola, Inc.                                        11,300            203,852
Novellus Systems, Inc. (b)                               100              2,659
Solectron Corp. (b)                                   14,400             71,280
Teradyne, Inc. (b)                                     1,200             16,080
Texas Instruments, Inc.                                1,200             25,536
Veritas Software Corp. (b)                               900             16,020
Xerox Corp. (b)                                        8,600            121,088
                                                                     ----------
                                                                      1,010,706
                                                                     ----------

                                                                       MARKET
                                                      SHARES           VALUE
                                                      ------         ----------
TELECOMMUNICATION SERVICES  (4.29%)
Cox Communications, Inc., Class A (b)                    400             13,252
Nortel Networks Corp. ADR (b)                         10,900             37,060
Qwest Communications International, Inc. (b)           7,000             23,310
SBC Communications, Inc.                               3,500             90,825
Verizon Communications, Inc.                           4,200            165,396
                                                                     ----------
                                                                        329,843
                                                                     ----------

TRANSPORTATION & SERVICES  (3.64%)
Canadian National Railway Co.                          1,300             63,440
CSX Corp.                                              1,600             53,120
Union Pacific Corp.                                    1,500             87,900
United Parcel Service, Class B                         1,000             75,920
                                                                     ----------
                                                                        280,380
                                                                     ----------

TOTAL COMMON STOCKS (COST $6,140,073)                                 7,413,314
                                                                     ----------



TOTAL INVESTMENTS (COST $6,140,073) (a) - 96.33%                     $7,413,314
                                                                     ==========

Percentages are based on net assets of $7,696,100.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                                $1,480,153
         Unrealized depreciation                                  (206,912)
                                                                ----------
         Net unrealized appreciation (depreciation)             $1,273,241

         Aggregate cost for federal income tax purposes is substantially the same.

(b)      Non-income producing security.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

BALANCED

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
COMMON STOCKS  (65.53%)
BASIC MATERIALS  (1.39%)
AU Optronics Corp. ADR                                 5,645         $   70,675
                                                                     ----------

CONSUMER CYCLICAL  (17.77%)
Ameristar Casinos, Inc.                                2,700             81,675
Argosy Gaming Co. (b)                                  1,800             70,560
Barnes & Noble, Inc. (b)                               1,400             51,800
Carnival Corp.                                         1,600             75,664
DeVry, Inc. (b)                                        2,200             45,562
Harley-Davidson, Inc.                                  1,000             59,440
Harrah's Entertainment, Inc.                           2,550            135,099
Oxford Industries, Inc.                                1,200             44,700
Performance Food Group Co. (b)                         2,400             56,880
Rent-A-Center, Inc. (b)                                2,300             59,478
ServiceMaster Co. (The)                                3,900             50,154
Weight Watchers International, Inc. (b)                1,200             46,584
WMS Industries, Inc. (b)                               4,800            123,312
                                                                     ----------
                                                                        900,908
                                                                     ----------

EDUCATION  (0.95%)
Career Education Corp. (b)                             1,700             48,331
                                                                     ----------
ENERGY  (2.72%)
ChevronTexaco Corp.                                      400             21,456
Halliburton Co.                                        2,600             87,594
Kerr-McGee Corp.                                         500             28,625
                                                                     ----------
                                                                        137,675
                                                                     ----------

FINANCIAL  (4.91%)
American Express Co.                                   1,500             77,190
H & R Block, Inc.                                      1,000             49,420
Morgan Stanley                                         1,700             83,810
Northern Trust Corp.                                     950             38,760
                                                                     ----------
                                                                        249,180
                                                                     ----------

HEALTHCARE  (26.34%)
Abbott Laboratories                                      750             31,770
American Medical Systems Holdings, Inc. (b)            2,000             72,540
Axcan Pharma, Inc. (b)                                 3,100             48,329
Bayer AG ADR                                           3,000             82,290
Bristol-Myers Squibb Co.                               3,350             79,295
Charles River Laboratories International, Inc. (b)     1,400             64,120
Elan Corp. PLC ADR (b)                                 5,400            126,360
Johnson & Johnson                                      1,000             56,330
MedImmune, Inc. (b)                                    3,200             75,840
Mentor Corp.                                           4,100            138,088
Merck & Co., Inc.                                      1,250             41,250
Millipore Corp. (b)                                    1,100             52,635

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------

Pharmaceutical Product Development, Inc. (b)           3,400            122,400
Schering-Plough Corp.                                  4,600             87,676
Shire Pharmaceuticals Group PLC ADR (b)                  900             25,785
Taro Pharmaceutical Industries Ltd. (b)                  900             21,042
Warner Chilcott PLC ADR                                2,600            144,481
Wyeth                                                  1,750             65,450
                                                                     ----------
                                                                      1,335,681
                                                                     ----------

TECHNOLOGY  (8.13%)
Analog Devices, Inc.                                     750             29,085
Applied Materials, Inc. (b)                            1,800             29,682
Dell, Inc. (b)                                         1,200             42,720
Intel Corp.                                            2,700             54,162
Microsoft Corp.                                        2,300             63,595
National Semiconductor Corp. (b)                       2,200             34,078
SanDisk Corp. (b)                                      2,400             69,888
Scientific-Atlanta, Inc.                               1,500             38,880
Wind River Systems, Inc. (b)                           4,100             50,020
                                                                     ----------
                                                                        412,110
                                                                     ----------

TELECOMMUNICATIONS  (0.95%)
Nokia Corp., Class A                                   3,500             48,020
                                                                     ----------
TRANSPORTATION & SERVICES  (2.37%)
FedEx Corp.                                              950             81,406
Orbitz, Inc., Class A (b)                              1,425             38,760
                                                                     ----------
                                                                        120,166
                                                                     ----------
TOTAL COMMON STOCKS (COST $2,988,881)                                 3,322,746
                                                                     ----------

CORPORATE BONDS  (14.75%)
AEROSPACE/DEFENSE  (0.62%)
Titan Corp., 8.00%, 05/15/11                          30,000             31,350
                                                                     ----------
BUILDING MATERIALS  (2.28%)
Texas Industries, Inc., 10.25%, 06/15/11             100,000            115,500
                                                                     ----------

CONSUMER CYCLICAL  (4.77%)
Aztar Corp., 7.88%, 06/15/14, (c)                     15,000             15,975
Circus Circus Enterprise, Inc., 7.63%, 07/15/13       15,000             15,975
Isle of Capri Casinos, Inc., 7.00%, 03/01/14          10,000             10,100
John Q. Hammons Hotels, Inc., 8.88%, 05/15/12          5,000              5,600
Mandalay Resort Group, 10.25%, 08/01/07               15,000             17,100
MGM Mirage, Inc., 8.38%, 02/01/11                     25,000             27,719
Park Place Entertainment Corp., 8.88%, 09/15/08       10,000             11,425
Park Place Entertainment Corp., 8.13%, 05/15/11       25,000             29,000
Penn National Gaming, Inc., 8.88%, 03/15/10           65,000             71,580
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27         25,000             26,125
WCI Communities, Inc., 10.63%, 02/15/11               10,000             11,325
                                                                     ----------
                                                                        241,924
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------

CONSUMER STAPLES  (0.94%)
Nash-Finch Co., 8.50%, 05/01/08                       30,000             31,013
Pilgrim's Pride Corp., 9.63%, 09/15/11                15,000             16,875
                                                                     ----------
                                                                         47,888
                                                                     ----------

ENERGY  (1.26%)
Swift Energy Co., 9.38%, 05/01/12                      5,000              5,625
Tesoro Petroleum Corp., 9.63%, 04/01/12               50,000             58,125
                                                                     ----------
                                                                         63,750
                                                                     ----------

FINANCIAL  (3.33%)
BISYS Group, Inc. (The), 4.00%, 03/15/06              45,000             44,325
Ford Motor Credit Co., 5.80%, 01/12/09                25,000             25,937
Host Marriott Corp., 9.25%, 10/01/07                  50,000             56,250
NCO Group, Inc., 4.75%, 04/15/06                      40,000             42,400
                                                                     ----------
                                                                        168,912
                                                                     ----------

HEALTHCARE  (0.26%)
AaiPharma, Inc., 11.00%, 04/01/10                     20,000             13,000
                                                                     ----------
MEDIA & ENTERTAINMENT  (0.56%)
Charter Communication Holdings, 11.13%, 01/15/11      35,000             28,525
                                                                     ----------

TECHNOLOGY  (0.21%)
Lucent Technologies, Inc., 7.25%, 07/15/06            10,000             10,650
                                                                     ----------

UTILITIES  (0.52%)
Allied Waste Industries, Inc., 7.88%, 04/15/13        25,000             26,500
                                                                     ----------

TOTAL CORPORATE BONDS (COST $684,165)                                   747,999
                                                                     ----------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (8.86%)
U.S. TREASURY BILLS  (8.86%)
1.49%, 11/18/04                                      250,000            249,482
1.63%, 01/31/05                                      200,000            199,922
                                                                     ----------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
   (COST $449,488)                                                      449,404
                                                                     ----------

CONVERTIBLE PREFERRED STOCKS  (3.89%)
BUILDING MATERIALS  (0.86%)
TXI Capital Trust, Inc.                                  900             43,821
                                                                     ----------
ENERGY  (2.14%)
ICO Holdings, Inc.                                     6,000            108,000
                                                                     ----------
FINANCIAL  (0.89%)
Fleetwood Capital Trust (b)                            1,000             45,375
                                                                     ----------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $159,882)                      197,196
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------

CONVERTIBLE CORPORATE BONDS  (3.35%)
AIRLINES  (0.74%)
Jet Blue Airways Corp., 3.50%, 07/15/33               40,000             37,450
                                                                     ----------

CONSUMER STAPLES  (1.03%)
Performance Food Group Co., 5.50%, 10/16/08           50,000             51,874
                                                                     ----------

HEALTHCARE  (0.46%)
Enzon Pharmaceuticals, Inc., 4.50%, 07/01/08          25,000             23,469
                                                                     ----------

MEDIA & ENTERTAINMENT  (0.51%)
Sirius Satellite Radio, Inc., 2.50%, 02/15/09         25,000             25,813
                                                                     ----------

TECHNOLOGY  (0.61%)
Conexant Systems, Inc., 4.00%, 02/01/07               35,000             31,150
                                                                     ----------

TOTAL CONVERTIBLE CORPORATE BONDS (COST $166,292)                       169,756
                                                                     ----------

INVESTMENT COMPANY  (0.08%)
Wells Fargo Prime Investment Money Market Fund         4,028              4,028
                                                                     ----------

TOTAL INVESTMENT COMPANY (COST $4,028)                                    4,028
                                                                     ----------

PREFERRED STOCK  (0.01%)
MEDIA & ENTERTAINMENT  (0.01%)
Adelphia Communications Corp.                             50                313
                                                                     ----------
TOTAL PREFERRED STOCK (COST $5,069)                                         313
                                                                     ----------

TOTAL INVESTMENTS (COST $4,457,805) (a) - 96.47%                     $4,891,442
                                                                     ==========

Percentages based on net assets of $5,070,477.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                              $ 803,083
         Unrealized depreciation                               (369,446)
                                                              ---------
         Net unrealized appreciation                          $ 433,637

         Aggregate cost for federal income tax purposes is substantially the same.

(b)      Non-income producing security.

(c) Rule 144A Section 4(2), or other security, which is restricted as to resale to institutional investors.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

INTERMEDIATE FIXED INCOME

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (51.78%)
FEDERAL NATIONAL CONVENTIONAL LOAN  (14.70%)
6.00%, 04/01/18                                        25,875        $   27,154
6.00%, 05/01/29                                        26,506            27,518
8.00%, 10/01/30                                         1,208             1,315
7.00%, 11/01/31                                         7,210             7,663
6.50%, 02/01/32                                        19,682            20,665
6.50%, 03/01/32                                       107,762           113,146
7.00%, 05/01/32                                        94,964           100,769
6.50%, 06/01/32                                        11,226            11,787
6.50%, 09/01/32                                        18,652            19,585
6.50%, 01/01/33                                       123,936           130,129
6.00%, 02/01/33                                        27,449            28,452
6.00%, 02/01/33                                        94,233            97,670
5.50%, 04/01/33                                        22,273            22,624
5.00%, 06/01/33                                        45,312            46,097
5.50%, 06/01/33                                        75,412            76,600
5.50%, 07/01/33                                        88,813            90,212
                                                                     ----------
                                                                        821,386
                                                                     ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION  (9.32%)
3.63%, 09/15/08                                        65,000            65,392
3.53%, 07/01/10                                        24,502            23,841
5.50%, 09/25/11                                        10,000            10,657
4.06%, 06/01/13                                        10,000             9,565
5.00%, 10/01/19, TBA                                  125,000           126,407
5.00%, 10/01/33, TBA                                   55,000            54,433
6.00%, 11/01/33, TBA                                  105,000           108,609
6.50%, 11/01/33, TBA                                   15,000            15,698
5.50%, 10/01/34, TBA                                  105,000           106,411
                                                                     ----------
                                                                        521,013
                                                                     ----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (4.72%)
1.70%, 11/16/06                                         5,499             5,489
3.40%, 09/16/17                                        25,000            24,875
3.65%, 09/16/17                                        29,871            29,904
9.00%, 12/15/17                                         5,857             6,582
4.15%, 02/16/18                                        29,748            30,108
2.91%, 06/16/18, (d)                                   23,470            23,084
3.61%, 08/16/18                                        20,000            19,958
3.02%, 01/16/19                                        14,884            14,674
2.82%, 12/16/19                                        44,519            43,580
3.36%, 08/16/22                                        14,257            14,096
3.38%, 01/16/23                                        35,000            34,559
3.09%, 04/16/24                                        17,128            16,983
                                                                     ----------
                                                                        263,892
                                                                     ----------

STUDENT LOAN MARKETING ASSOCIATION  (0.31%)
2.75%, 12/01/05                                        15,000            14,959
1.70%, 07/27/09, (d)                                    2,562             2,570
                                                                     ----------
                                                                         17,529
                                                                     ----------

U.S. TREASURY BILLS  (2.86%)
1.41%, 10/14/04                                       135,000           134,929
1.62%, 12/16/04                                        25,000            24,915
                                                                     ----------
                                                                        159,844
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
U.S. TREASURY BONDS  (0.11%)
6.25%, 05/15/30                                         5,000             5,936
                                                                     ----------
U.S. TREASURY NOTES  (19.76%)
1.25%, 05/31/05                                        55,000            54,734
1.50%, 07/31/05                                        20,000            19,905
1.88%, 01/31/06                                       190,000           188,931
1.50%, 03/31/06                                       125,000           123,408
2.50%, 05/31/06                                       245,000           245,183
2.75%, 08/15/07                                       130,000           129,685
3.25%, 08/15/08                                        55,000            55,277
3.00%, 02/15/09                                       145,000           143,590
3.88%, 05/15/09                                       140,000           143,445
                                                                     ----------
                                                                      1,104,158
                                                                     ----------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
   (COST $2,888,784)                                                  2,893,758
                                                                     ----------

CORPORATE BONDS  (36.21%)
AUTOMOTIVE  (0.86%)
DaimlerChrysler NA Holdings, 7.75%, 06/15/05           25,000            25,899
DaimlerChrysler NA Holdings, 7.38%, 09/15/06           15,000            16,098
General Motors Corp., 7.73%, 03/15/36                  15,000             6,308
                                                                     ----------
                                                                         48,305
                                                                     ----------

BASIC MATERIALS  (2.90%)
Abitibi, Inc., 8.30%, 08/01/05                         10,000            10,375
Abitibi, Inc., 8.50%, 08/01/29                         17,000            16,320
Ball Corp., 6.88%, 12/15/12                            13,000            13,910
D.R. Horton, Inc., 5.00%, 01/15/09                     10,000            10,225
D.R. Horton, Inc., 8.50%, 04/15/12                     10,000            11,350
Georgia-Pacific Corp., 8.88%, 02/01/10                 21,000            24,676
ICI Wilmington, 4.38%, 12/01/08                        14,000            14,174
RPM International, Inc., 4.45%, 10/15/09, (c)          15,000            14,978
RPM International, Inc., 6.25%, 12/15/13               14,000            14,682
Sappi Papier Holding AG, 6.75%, 06/15/12, (c)          20,000            21,978
UPM-Kymmene Corp., 5.63%, 12/01/14, (c)                 9,000             9,338
                                                                     ----------
                                                                        162,006
                                                                     ----------

CAPITAL GOODS  (0.90%)
American Standard, Inc., 7.38%, 02/01/08                3,000             3,293
International Steel Group, 6.50%, 04/15/14, (c)        12,000            12,060
Owens-Brockway Glass Container, Inc., 7.75%, 05/15/11   7,000             7,490
Pemex Project Funding Master Trust, 7.38%, 12/15/14    25,000            27,312
                                                                     ----------
                                                                         50,155
                                                                     ----------

CHEMICALS  (0.44%)
Lubrizol Corp., 6.50%, 10/01/34                        25,000            24,467
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
CONSUMER CYCLICAL  (5.28%)
Altria Group, Inc., 7.00%, 11/04/13                    30,000            31,353
Aramark Services, Inc., 7.00%, 05/01/07                25,000            27,034
British Sky Broadcasting Group PLC, 6.88%, 02/23/09    15,000            16,593
Carnival Corp., 7.05%, 05/15/05                        30,000            30,749
Carnival Corp., 3.75%, 11/15/07                         5,000             5,027
Clear Channel Communications, 7.65%, 09/15/10          10,000            11,425
Cox Communications, Inc., 7.13%, 10/01/12              15,000            16,301
Echostar DBS Corp., 10.38%, 10/01/07                   15,000            15,816
Echostar DBS Corp., 5.75%, 10/01/08                     5,000             5,050
Liberty Media Corp., 3.50%, 09/25/06                   45,000            44,839
MGM Mirage, Inc., 6.00%, 10/01/09, (c)                 10,000            10,150
Mohegan Tribal Gaming Authority, 8.00%, 04/01/12       10,000            11,100
Mohegan Tribal Gaming Authority, 7.13%, 08/15/14, (c)   5,000             5,263
Office Depot, Inc., 6.25%, 08/15/13                     5,000             5,363
Park Place Entertainment, 7.88%, 12/15/05               5,000             5,275
Park Place Entertainment, 8.50%, 11/15/06               5,000             5,531
Royal Caribbean Cruises Ltd., 8.75%, 02/02/11          10,000            11,725
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27           5,000             5,225
Speedway Motorsports, Inc., 6.75%, 06/01/13, (c)       15,000            15,713
Stater Brothers Holdings, 8.13%, 06/15/12, (c)         15,000            15,788
                                                                     ----------
                                                                        295,320
                                                                     ----------

CONSUMER STAPLES  (0.60%)
Tricon Global Restaurants, Inc., 8.50%, 04/15/06       15,000            16,207
Tricon Global Restaurants, Inc., 7.65%, 05/15/08       10,000            11,291
Tricon Global Restaurants, Inc., 8.88%, 04/15/11        5,000             6,225
                                                                     ----------
                                                                         33,723
                                                                     ----------

ENERGY  (3.36%)
Amerada Hess Corp., 7.30%, 08/15/31                    18,000            19,682
Consumers Energy, Inc., 5.50%, 08/15/16, (c)           25,000            25,492
FirstEnergy Corp., 5.50%, 11/15/06                     20,000            20,829
Ipalco Enterprises, Inc., 8.63%, 11/14/11               5,000             5,675
Ipalco Enterprises, Inc., 6.60%, 01/01/34               3,000             3,133
Monongahela Power Co., 6.70%, 06/15/14, (c)             5,000             5,444
Niagara Mohawk Power Corp., 7.75%, 10/01/08            20,000            22,783
Southern Natural Gas, 7.35%, 02/15/31                  15,000            14,888
Teck Cominco Ltd., 7.00%, 09/15/12                     10,000            11,026
TXU Corp., 6.38%, 01/01/08                             25,000            27,177
TXU Corp., 2.95%, 07/01/28, (d)                        15,000            14,782
Westar Energy, Inc., 7.88%, 05/01/07                   15,000            16,703
                                                                     ----------
                                                                        187,614
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
FINANCIAL  (12.79%)
Ace INA Holdings, Inc., 5.88%, 06/15/14                10,000            10,467
American Express Co., 1.73%, 09/17/07, (d)             45,000            45,047
American Express Co., 1.69%, 01/15/09                  65,000            63,841
Amvescap PLC, 6.60%, 05/15/05                          40,000            40,921
Amvescap PLC, 5.38%, 02/27/13                          15,000            15,258
Banco Nacional De Desenvolvimiento
   Economico (Brazil), 9.62%, 06/16/08, (d)            15,000            15,460
Capital One Financial Corp., 6.00%, 08/15/13           30,000            31,963
Chevy Chase Bank, 6.88%, 12/01/13                      10,000            10,150
Countrywide Home Loan, 1.71%, 04/12/06, (d)            35,000            34,997
Deluxe Corp., 3.50%, 10/01/07, (c)                     15,000            14,968
Eircom Funding, 8.25%, 08/15/13                         5,000             5,500
ERAC USA Finance Co., 7.35%, 06/15/08, (c)             10,000            11,200
Ford Holdings, Inc., 9.30%, 03/01/30                   10,000            11,432
Ford Motor Credit Corp., 7.60%, 08/01/05               30,000            31,159
Ford Motor Credit Corp., 7.38%, 10/28/09               50,000            54,825
General Motors Acceptance Corp., 4.50%, 07/15/06       15,000            15,241
General Motors Acceptance Corp., 5.85%, 01/14/09       55,000            56,914
Glencore Funding LLC, 6.00%, 04/15/14, (c)             29,000            28,176
Goldman Sachs, 6.35%, 02/15/34                         15,000            15,097
Jefferies Group, Inc., 7.50%, 08/15/07                  5,000             5,558
Jefferies Group, Inc., 7.75%, 03/15/12                  7,000             8,090
Leucadia National Corp., 7.00%, 08/15/13               10,000            10,000
Northern Rock PLC, 5.60%, 04/30/49, (c)                15,000            15,397
Principal Financial Life Group, 1.61%, 10/14/05, (d)   20,000            20,001
Prudential Financial, Inc., 4.10%, 11/15/06            10,000            10,171
Prudential Financial, Inc., 5.10%, 09/20/14            10,000            10,028
Royal Bank of Scotland, 7.82%, 12/31/05                25,000            26,403
Union Planters Bank, 5.13%, 06/15/07                   10,000            10,543
Washington Mutual, Inc., 2.40%, 11/03/05               30,000            29,942
Washington Mutual, Inc., 4.63%, 04/01/14               15,000            14,366
Zions Bancorp, 6.00%, 09/15/15                         40,000            42,596
                                                                     ----------
                                                                        715,711
                                                                     ----------

HEALTHCARE  (0.61%)
HCA Healthcare Co., 7.13%, 06/01/06                     5,000             5,277
HCA Healthcare Co., 9.00%, 12/15/14                    15,000            18,296
Wyeth Corp., 6.50%, 02/01/34                           10,000            10,272
                                                                     ----------
                                                                         33,845
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
REITS  (2.26%)
Archstone-Smith Operation Trust, 5.00%, 08/15/07       15,000            15,538
Archstone-Smith Operation Trust, 5.63%, 08/15/14       10,000            10,373
Arden Realty LP, 7.00%, 11/15/07                        5,000             5,524
Arden Realty LP, 5.20%, 09/01/11                       10,000            10,112
Boston Properties LP, 5.63%, 04/15/15                   7,000             7,154
Duke Realty LP, 7.38%, 09/22/05                         5,000             5,218
Duke Realty LP, 6.95%, 03/15/11                        10,000            11,252
Duke Realty LP, 5.40%, 08/15/14                        15,000            15,345
ERP Operating LP, 4.75%, 06/15/09                       5,000             5,134
First Industrial LP, 5.25%, 06/15/09                   10,000            10,310
Healthcare Realty Trust, 8.13%, 05/01/11               26,000            30,425
                                                                     ----------
                                                                        126,385
                                                                     ----------

RETAIL  (0.39%)
Delhaize America, Inc., 8.13%, 04/15/11                10,000            11,470
May Department Stores Co., 3.95%, 07/15/07, (c)         5,000             5,042
May Department Stores Co., 4.80%, 07/15/09, (c)         5,000             5,103
                                                                     ----------
                                                                         21,615
                                                                     ----------

SEMICONDUCTORS  (0.19%)
Freescale Semiconductor, 6.88%, 07/15/11, (c)          10,000            10,450
                                                                     ----------

TECHNOLOGY  (2.07%)
Deutsche Telekom, 8.75%, 06/15/30                      20,000            25,928
France Telecom, 8.75%, 03/01/11                        15,000            17,979
Qwest Corp., 5.63%, 11/15/08                           10,000             9,850
Qwest Corp., 7.88%, 09/01/11, (c)                       5,000             5,213
SBC Communications, 5.63%, 06/15/16                    10,000            10,241
Sprint Capital Corp., 8.75%, 03/15/32                  12,000            15,276
Tyco International Group SA Ltd., 6.13%, 01/15/09      20,000            21,765
Univison Communications, Inc., 7.85%, 07/15/11          8,000             9,414
                                                                     ----------
                                                                        115,666
                                                                     ----------

TRANSPORTATION & SHIPPING  (0.44%)
Federal Express Corp., 2.65%, 04/01/07                 25,000            24,606
                                                                     ----------

UTILITIES  (3.12%)
AES Corp., 10.00%, 07/15/05, (c)                        5,919             6,037
Allied Waste, Inc., 8.88%, 04/01/08                    20,000            21,800
Cleveland Electric Co., 7.43%, 11/01/09                 5,000             5,720
Consolidated Natural Gas, 7.25%, 10/01/04              15,000            15,000
Consumers Energy Co., 6.25%, 09/15/06                   3,000             3,164
Dominion Resources, Inc., 5.25%, 08/01/33              15,000            14,945
Enterprise Capital Trust II, 2.81%, 06/30/28, (d)      20,000            19,007
Nisource, Inc., 2.70%, 12/17/07                        50,000            49,926
Nisource, Inc., 7.86%, 03/27/17                         5,000             6,122
PPL Cap Funding Trust I, 7.29%, 05/18/06               20,000            21,074
Waste Management, Inc., 7.38%, 05/15/29                10,000            11,521
                                                                     ----------
                                                                        174,316
                                                                     ----------

TOTAL CORPORATE BONDS (COST $1,965,330)                               2,024,184
                                                                      ---------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
ASSET BACKED SECURITIES  (11.06%)
AUTOMOTIVE  (0.39%)
Hyundai Auto Receivables Trust, 3.36%, 08/15/11        10,000             9,986
MMCA Automobile Trust, 5.37%, 01/15/10                 11,845            11,824
                                                                     ----------
                                                                         21,810
                                                                     ----------

FINANCIAL  (6.81%)
Americredit Automobile Receivables Trust,
   1.74%, 09/12/07, (d)                                 2,115             2,118
BMW Vehicle Owner Trust, 3.32%, 02/25/09               20,000            20,077
Calwest Industrial Trust, 6.13%, 02/15/17              10,000            10,955
Capital One Multi-Asset Execution Trust,
   2.06%, 07/15/08, (d)                                55,000            55,261
Capital One Multi-Asset Execution Trust,
   3.50%, 02/17/09                                      5,000             5,039
Capital One Multi-Asset Execution Trust,
   3.40%, 11/16/09, (d)                                30,000            29,803
Citbank Credit Card Issuance Trust,
   6.65%, 05/15/08                                     25,000            26,363
Countrywide Home Loan, 3.52%, 11/25/04, IO          1,095,000             4,833
Countrywide Home Loan, 1.94%, 09/15/14                 25,000            25,000
Credit Suisse First Boston Mortgage
   Securities Corp., 6.94%, 08/25/32                   15,000            15,609
DaimlerChrysler Auto Trust, 2.88%, 10/08/09            50,000            49,997
Discover Card Master Trust, 2.01%, 11/15/07, (d)       25,000            25,045
First Chicago/Lennar Trust, 7.87%, 04/29/39, (d)       15,000            15,602
Ford Credit Auto Trust, 4.19%, 07/15/09                 5,000             5,053
MBNA Credit Card Master Note Trust,
   4.95%, 06/15/09, (d)                                10,000            10,454
MBNA Master Credit Card Trust Corp.,
   2.70%, 09/15/09                                     20,000            19,805
Option One Mortgage Loan Trust,
   1.99%, 11/25/34, (d)                                35,000            35,000
Vanderbilt Mortgage Finance, 6.75%, 03/07/29            5,000             5,163
WFS Financial Owner Trust, 3.51%, 02/17/12             20,000            19,989
                                                                     ----------
                                                                        381,166
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
SECURITY BROKERS & DEALERS  (2.44%)
Ameriquest Mortgage Securities, Inc.,
   2.65%, 05/25/34                                     15,000            14,856
DLJ Commercial Mortgage Corp.,
   6.24%, 11/12/31, 1998-CF2                           45,000            48,973
LB Commercial Conduit Mortgage
   Trust, 6.93%, 06/15/31                              15,000            16,736
Morgan Stanley Dean Witter Capital,
   6.54%, 02/15/31                                     25,000            27,288
Morgan Stanley Dean Witter Capital,
   6.71%, 12/15/31                                     25,000            27,638
Structured Asset Mortgage Investments,
   Inc., 6.75%, 05/02/30                                  663               662
                                                                     ----------
                                                                        136,153

TOBACCO  (1.42%)
Badger Tobacco Asset Securitization
   Corp., 6.13%, 06/01/27                              35,000            33,452
Golden State Tobacco Securitization
   Corp., 5.00%, 06/01/21                              15,000            15,018
Golden State Tobacco Securitization
   Corp., 7.88%, 06/01/42                              15,000            15,939
Golden StateTobacco Securitization
   Corp., 7.90%, 06/01/42                               5,000             5,321
Tobacco Settlement Management,
   6.00%, 05/15/22                                     10,000             9,479
                                                                     ----------
                                                                         79,209
                                                                     ----------

TOTAL ASSET BACKED SECURITIES (COST $618,053)                           618,338
                                                                     ----------

INVESTMENT COMPANIES  (3.46%)

Wells Fargo Prime Investment Money Market Fund        193,375           193,375
                                                                     ----------

TOTAL INVESTMENT COMPANIES (COST $193,375)                              193,375
                                                                     ----------

COLLATERALIZED MORTGAGE OBLIGATIONS  (2.41%)
FINANCIAL  (2.41%)
Bear Stearns Commercial Mortgage                       25,000            24,990
Securities Corp., 4.24%, 08/13/39
Credit Suisse First Boston Mortgage                    40,000            44,613
Securities Corp., 6.51%, 02/15/34
Lehman Brothers Holdings, 1.71%, 10/15/17, (d)         14,994            15,003
Washington Mutual, Inc., 4.09%, 10/25/33               25,000            25,114
Washington Mutual, Inc., 3.96%, 07/25/34               25,000            24,994
                                                                     ----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $134,736)               134,714
                                                                     ----------

FOREIGN GOVERNMENT OBLIGATIONS  (1.67%)
Republic of El Salvador, 9.50%, 08/15/06               10,000            11,006
Republic of El Salvador, 8.50%, 07/25/11, (c)           5,000             5,625
Russia Federation Ministry Finance,
   10.00%, 06/26/07                                    10,000            11,314
Russia Federation Ministry Finance,
   12.75%, 06/24/28                                    10,000            15,275
Russia Federation Ministry Finance,
   5.00%, 03/31/30                                     20,000            19,287
United Mexican States, 6.38%, 01/16/13                 15,000            15,833
United Mexican States, 5.88%, 01/15/14                 15,000            15,263
                                                                     ----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $92,737)                      93,603
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
CONVERTIBLE PREFERRED STOCKS  (0.85%)
AUTOMOTIVE  (0.10%)
General Motors Acceptance Corp. Series C                  200             5,630
                                                                     ----------
REITS  (0.75%)
EOP Operating Ltd.                                        825            41,918
                                                                     ----------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $45,393)                        47,548
                                                                     ----------


                                                      UNITS
                                                      -----
CALL OPTIONS PURCHASED  (0.04%)
OPTIONS PURCHASED  (0.04%)
U.S. Treasury Notes, 3.00%, 02/18/05,
Expiration February 2005, Exercise
Price 101.11                                          220,000               515
U.S. Treasury Notes, 3.125%, 11/01/04,
 Expiration November 2004, Exercise
 Price 97.83                                          115,000               499
U.S. Treasury Notes, 4.25%, 11/30/04,
Expiration September 2004, Exercise
 Price 101.16                                         105,000             1,012
                                                                     ----------

TOTAL CALL OPTIONS PURCHASED (COST $3,638)                                2,026
                                                                     ----------

PUT OPTIONS PURCHASED  (0.01%)
OPTIONS PURCHASED  (0.01%)
U.S. Treasury Notes, 4.25%, 12/01/04,
Expiration December 2004, Exercise
Price 99.53                                            50,000               424
U.S. Treasury Notes, 4.25%, 12/02/04,
Expiration December 2004, Exercise
Price 99.04                                            55,000               372
                                                                     ----------

TOTAL PUT OPTIONS PURCHASED (COST $1,720)                                   796
                                                                     ----------

TOTAL INVESTMENTS (COST $5,943,766) (a) - 107.49%                    $6,008,342
                                                                     ==========

Percentages are based on net assets of $5,589,533

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                        $101,575
         Unrealized depreciation                         (19,187)
                                                        --------
         Net unrealized appreciation (depreciation)     $ 82,388

         Aggregate cost for federal income tax purposes is substantially the same.

(b) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(c) Rule 144A, Section 4(2), or other security, which is restricted as to resale to institutional investors.

(d) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date.

(e)      Serves as collateral for futures contracts.

IO - Interest Only Bond
TBA - To Be Announced
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PUT OPTIONS WRITTEN

                                           EXPIRATION          EXERCISE         NUMBER OF       MARKET
ISSUER/CURRENCY                               DATE              PRICE           CONTRACTS       VALUE
---------------------------------------------------------------------------------------------------------
United States Treasury                       Nov-04            $   96.828        1,150          $    -
United States Treasury                       Dec-04                97.406        1,050             279
United States Treasury                       Dec-04                97.137        1,100             262
                                                                                           ------------
Total Put Options Outstanding (premiums received, $2,553)                                      $   541
                                                                                           ============

CALL OPTIONS WRITTEN

                                           EXPIRATION          EXERCISE         NUMBER OF       MARKET
ISSUER/CURRENCY                               DATE              PRICE           CONTRACTS       VALUE
---------------------------------------------------------------------------------------------------------
United States Treasury                       Nov-04           $   100.828        1,150         $   121
United States Treasury                       Nov-04               103.156        2,150             793
                                                                                           ------------
Total Call Options Outstanding (premiums received, $1,591)                                     $   914
                                                                                           ============

GLOBAL FIXED INCOME

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
GOVERNMENT BONDS  (52.28%)
AUSTRALIA  (4.22%)
Australian Government, 5.75%, 06/15/11                 300,000       $  221,569
Australian Government, 6.50%, 05/15/13                 125,000           97,160
                                                                     ----------
                                                                        318,729
                                                                     ----------

BELGIUM  (2.02%)
Belgium Government, 4.25%, 09/28/13                    120,000          152,260
                                                                     ----------

COLUMBIA  (0.15%)
Republic of Columbia, 9.75%, 04/23/09                   10,000           11,300
                                                                     ----------

DENMARK  (2.21%)
Denmark Government, 4.00%, 11/15/04                  1,000,000          167,199
                                                                     ----------

EL SALVADOR  (0.36%)
El Salvador Government, 8.50%, 07/25/11, (b)             5,000            5,625
El Salvador Government, 8.50%, 07/25/11                 10,000           11,258
Republic of El Salvador, 8.25%, 04/10/32                10,000           10,084
                                                                     ----------
                                                                         26,967
                                                                     ----------

FRANCE  (5.90%)
France OAT, 3.15%, 07/25/32 (d)                         67,137           99,711
French Government, 5.00%, 01/12/06                     270,000          346,206
                                                                     ----------
                                                                        445,917
                                                                     ----------

GERMANY  (19.98%)
Bundesobligation, 5.00%, 08/19/05                      265,000          336,731
Bundesobligation, 4.50%, 08/17/07                      220,000          285,675
Bundesobligation, 3.00%, 04/11/08                       40,000           49,640
Bundesobligation, 3.25%, 04/17/09                       45,000           55,974
Deutschland Republic, 5.00%, 05/20/05                  290,000          366,225
Deutschland Republic, 4.00%, 07/04/09                   80,000          102,537
Deutschland Republic, 5.00%, 07/04/11                   25,000           33,577
Deutschland Republic, 4.50%, 01/04/13                   25,000           32,456
Deutschland Republic, 4.75%, 07/04/34                  195,000          246,683
                                                                     ----------
                                                                      1,509,498
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
GREECE  (0.93%)
Hellenic Republic, 4.50%, 05/20/14                      55,000           69,965
                                                                     ----------
MEXICO  (0.30%)
United Mexican States, 9.88%, 02/01/10                  10,000           12,355
United Mexican States, 5.88%, 01/15/14                  10,000           10,175
                                                                     ----------
                                                                         22,530
                                                                     ----------

NETHERLANDS  (3.91%)
Netherlands Government, 5.50%, 07/15/10                215,000          295,365
                                                                     ----------

PANAMA  (0.14%)
Republic of Panama, 8.88%, 09/30/27                     10,000           10,550
                                                                     ----------

PERU  (0.12%)
Republic of Peru, 4.50%, 03/07/17                       10,000            8,955
                                                                     ----------

RUSSIA  (0.32%)
Russia Federation, 5.00%, 03/31/30                      25,000           24,110
                                                                     ----------

SINGAPORE  (1.06%)
Singapore Government, 5.63%, 07/01/08                  120,000           80,212
                                                                     ----------

SOUTH AFRICA  (0.15%)
Republic of South Africa, 7.38%, 04/25/12               10,000           11,300
                                                                     ----------

SPAIN  (5.49%)
Spain Government, 4.95%, 07/30/05                      200,000          253,793
Spain Government, 4.25%, 10/31/07                      125,000          161,138
                                                                     ----------
                                                                        414,931
                                                                     ----------

UNITED KINGDOM  (5.02%)
Gilt Treasury, 4.00%, 03/07/09                          80,000          140,521
Gilt Treasury, 8.00%, 09/27/13                          65,000          144,482
Gilt Treasury, 4.25%, 06/07/32                          55,000           93,806
                                                                     ----------
                                                                        378,809
                                                                     ----------

TOTAL GOVERNMENT BONDS (COST $3,526,894)                              3,948,597
                                                                     ----------

CORPORATE BONDS  (28.13%)
CANADA  (0.93%)
AGRICULTURE  (0.13%)
Potash Corp., 4.88%, 03/01/13                           10,000           10,041
                                                                     ----------

AIRCRAFT  (0.32%)
Bombardier, Inc., 5.75%, 02/22/08                       20,000           23,492
                                                                     ----------

MINING  (0.22%)
Teck Cominco Ltd., 7.00%, 09/15/12                      15,000           16,539
                                                                     ----------

RAILROADS  (0.26%)
Canadian Pacific Railway, 4.90%, 06/15/10               25,000           19,821
                                                                     ----------
                                                                         69,893
                                                                     ----------

DENMARK  (2.52%)
BANKING  (2.00%)
Kredit Wiederauf, 3.50%, 04/17/09                      120,000          150,760
                                                                     ----------

MORTGAGE  (0.52%)
Realkredit Danmark AS, 4.00%, 01/01/06                 230,000           39,045
                                                                     ----------
                                                                        189,805
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
FRANCE  (0.71%)
TELECOMMUNICATION SERVICES  (0.53%)
France Telecom SA, 8.75%, 03/01/11                      15,000           17,979
France Telecom SA, 7.25%, 01/28/13                      15,000           22,143
                                                                     ----------
                                                                         40,122
                                                                     ----------

UTILITIES  (0.18%)
Veolia Environment, 5.88%, 06/27/08                     10,000           13,480
                                                                     ----------
                                                                         53,602
                                                                     ----------

GERMANY  (0.14%)
OIL COMP-INTEGRATED  (0.14%)
Salomon Brothers (SIBNEFT), 10.75%, 01/15/09            10,000           10,643
                                                                     ----------

IRELAND  (0.41%)
FINANCE  (0.41%)
GE Capital Euro Funding, 2.24%, 05/04/11, (c)           25,000           30,983
                                                                     ----------

ITALY  (2.73%)
SOVEREIGN  (2.73%)
Buoni Poliennali Del Tesoro, 4.50%, 03/01/07           160,000          206,851
                                                                     ----------

KOREA  (0.20%)
BANKING  (0.20%)
Industrial Bank of Korea, 4.00%, 05/19/14, (b)          10,000            9,797
Korea Development Bank, 5.75%, 09/10/13                  5,000            5,282
                                                                     ----------
                                                                         15,079
                                                                     ----------

LUXEMBURG  (1.25%)
DIVERSIFIED MANUFACTURING  (0.26%)
Tyco International Group SA, 5.50%, 11/19/08            15,000           20,009
                                                                     ----------

TELECOMMUNICATION SERVICES  (0.99%)
Sogerim SA, 7.00%, 04/20/11                             20,000           28,818
Telecom Italia Capital, 4.00%, 11/15/08, (b)            45,000           45,295
                                                                     ----------
                                                                         74,113
                                                                     ----------
                                                                         94,122
                                                                     ----------

MEXICO  (0.32%)
BANKING  (0.32%)
Banco Nacional Co., 3.88%, 01/21/09, (b)                25,000           24,125
                                                                     ----------

NETHERLANDS  (1.64%)
BEVERAGES  (0.17%)
FBG Treasury Europe BV, 5.75%, 03/17/05                 10,000           12,597
                                                                     ----------

DIVERSIFIED MANUFACTURING  (0.17%)
Honeywell Holding BV, 5.25%, 12/20/06                   10,000           12,912
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
STEEL  (0.18%)
ThyssenKrupp Finance BV, 7.00%, 03/19/09                10,000           13,846
                                                                     ----------

TELECOMMUNICATION SERVICES  (1.12%)
Deutsche Telekom AG, 8.50%, 06/15/10                    30,000           35,999
Deutsche Telekom AG, 8.13%, 05/29/12                    10,000           15,509
Deutsche Telekom AG, 8.75%, 06/15/30                    15,000           19,446
Telefonica Europe BV, 5.13%, 02/14/13                   10,000           13,190
                                                                     ----------
                                                                         84,144
                                                                     ----------
                                                                        123,499
                                                                     ----------

NORWAY  (0.09%)
TELECOMMUNICATION SERVICES  (0.09%)
Telenor ASA, 5.88%, 12/05/12                             5,000            6,915
                                                                     ----------
TUNISIA  (0.15%)
EMERGING MARKETS  (0.15%)
Banque Centrale de Tunisie, 7.38%, 04/25/12             10,000           11,383
                                                                     ----------

UNITED KINGDOM  (2.29%)
BANKING  (1.32%)
Barclays Bank PLC, 8.55%, 09/23/49                       5,000            6,132
FCE Bank PLC, 2.52%, 06/28/06, (c)                      20,000           24,709
HBOS PLC, 5.38%, 11/29/49, (b) (c)                      60,000           61,036
National Westminster Bank, 6.63%, 10/29/49               5,000            6,976
                                                                     ----------
                                                                         98,853
                                                                     ----------

BEVERAGES  (0.18%)
Allied Domecq Financial SVS, 5.88%, 06/12/09            10,000           13,595
                                                                     ----------

BROKERAGE SERVICES  (0.27%)
Amvescap PLC, 5.38%, 01/15/07                            5,000            5,280
Amvescap PLC, 5.38%, 02/27/13                           15,000           15,258
                                                                     ----------
                                                                         20,538
                                                                     ----------

LODGING  (0.18%)
Hilton Group Finance PLC, 6.50%, 07/17/09               10,000           13,853
                                                                     ----------

UTILITIES  (0.34%)
NGG Finance PLC, 5.25%, 08/23/06                        10,000           12,949
Transco PLC, 5.25%, 05/23/06                            10,000           12,904
                                                                     ----------
                                                                         25,853
                                                                     ----------
                                                                        172,692
                                                                     ----------

UNITED STATES  (14.53%)
ALUMINUM  (0.07%)
Alcoa, Inc., 4.25%, 08/15/07                             5,000            5,140
                                                                     ----------

AUTOMOTIVE  (0.59%)
ERAC USA Finance Co., 7.35%, 06/15/08, (b)               5,000            5,600
Lear Corp., 8.13%, 04/01/08                             15,000           21,257
Lear Corp., 8.11%, 05/15/09                             15,000           17,336
                                                                     ----------
                                                                         44,193

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
BANKING  (1.11%)
Bank of America Corp., 4.63%, 02/18/14                  10,000           12,691
Chevy Chase Bank, 6.88%, 12/01/13                       25,000           25,376
FleetBoston Financial Corp., 7.38%, 12/01/09            10,000           11,514
Household Automotive Trust, 1.30%, 09/18/06              8,709            8,710
Union Planters Bank, 5.13%, 06/15/07                    15,000           15,814
Wells Fargo & Co., 5.00%, 11/15/14                      10,000           10,171
                                                                     ----------
                                                                         84,276
                                                                     ----------

BROKERAGE SERVICES  (0.51%)
Goldman Sachs Group, Inc., 4.75%, 07/15/13              10,000            9,829
Jefferies Group, Inc., 5.50%, 03/15/16                  10,000           10,004
Morgan Stanley, 5.75%, 04/01/09                         10,000           13,557
Morgan Stanley, 4.75%, 04/01/14                          5,000            4,849
                                                                     ----------
                                                                         38,239
                                                                     ----------

CABLE  (0.51%)
Cox Communications, Inc., 7.13%, 10/01/12               20,000           21,735
CSC Holdings, Inc., 7.88%, 12/15/07                      5,000            5,331
Univison Communications, Inc., 7.85%, 07/15/11          10,000           11,767
                                                                     ----------
                                                                         38,833
                                                                     ----------

CAPITAL GOODS  (1.31%)
American Standard, Inc., 7.38%, 02/01/08                 5,000            5,488
Internationl Steel Group, Inc., 6.50%,
   04/15/14, (b)                                        15,000           15,075
Parker-Hannifin Corp., 6.25%, 11/21/05                   5,000            6,456
Philip Morris Capital Corp., 4.00%, 05/31/06            90,000           72,312
                                                                     ----------
                                                                         99,331
                                                                     ----------

CHEMICALS  (0.34%)
ICI Wilmington, 4.38%, 12/01/08                         25,000           25,312
                                                                     ----------

DEFENSE  (0.49%)
Raytheon Co., 5.50%, 11/15/12                           35,000           36,718
                                                                     ----------

ENERGY  (2.21%)
FirstEnergy Corp., 5.50%, 11/15/06                      35,000           36,450
FirstEnergy Corp., 6.45%, 11/15/11                      25,000           27,311
Haliburton Co., 5.50%, 10/15/10, (b)                    15,000           15,662
Nisource Finance Corp., 6.15%, 03/01/13                 10,000           10,858
Pemex Project Funding Master Trust,
   6.63%, 04/04/10                                      10,000           13,486
Pemex Project Funding Master Trust,
   3.18%, 06/15/10, (b) (c)                             10,000           10,130
Pepco Holdings, Inc., 6.45%, 08/15/12                   30,000           32,707
PPL Capital Funding Trust, 7.29%, 05/18/06              20,000           21,074
                                                                     ----------
                                                                        167,678
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
ENVIRONMENTAL SERVICES  (0.60%)
Republic Services, Inc., 6.75%, 08/15/11                 5,000            5,613
Waste Management, Inc., 6.88%, 05/15/09                 25,000           27,948
Waste Management, Inc., 7.38%, 05/15/29                 10,000           11,521
                                                                     ----------
                                                                         45,082
                                                                     ----------

FINANCE  (2.54%)
Citigroup, Inc., 2.24%, 06/03/11                        25,000           30,981
Ford Motor Credit Co., 6.88%, 02/01/06                  10,000           10,468
Ford Motor Credit Co., 5.63%, 10/01/08                   5,000            5,175
General Motors Acceptance Corp.,
   3.87%, 07/05/05, (c)                                 20,000           25,101
General Motors Acceptance Corp.,
   6.88%, 09/15/11                                      65,000           68,280
Glencore Funding LLC, 6.00%,
   04/15/14, (b)                                        30,000           29,147
National City Corp., 6.88%, 05/15/19                    20,000           23,120
                                                                     ----------
                                                                       192,272
                                                                     ----------

FOOD  (0.09%)
Sara Lee Corp., 6.13%, 07/27/07                          5,000            6,702
                                                                     ----------

GROCERY  (0.08%)
Kroger Co., 8.00%, 09/15/29                              5,000            6,094
                                                                     ----------

LODGING  (0.27%)
Carnival Corp., 3.75%, 11/15/07, (b)                    15,000           15,104
Royal Caribbean Cruises Ltd., 8.25%, 04/01/05            5,000            5,156
                                                                     ----------
                                                                         20,260
                                                                     ----------

MEDIA & ENTERTAINMENT  (0.32%)
DIRECTV Holdings, 8.38%, 03/15/13                       10,000           11,425
News America Holdings, 9.25%, 02/01/13                  10,000           12,867
                                                                     ----------
                                                                         24,292
                                                                     ----------

MINING  (0.16%)
Inco Ltd., 7.75%, 05/15/12                              10,000           11,799
                                                                     ----------

PAPER PRODUCTS  (0.25%)
Georgia Pacific Corp., 8.88%, 02/01/10                   5,000            5,875
International Paper Co., 5.38%, 08/11/06                10,000           12,919
                                                                     ----------
                                                                         18,794
                                                                     ----------

PHARMACEUTICALS  (0.47%)
Wyeth, Inc., 5.50%, 02/01/14                            35,000           35,571
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
REITS  (0.51%)
Boston Properties, Inc., 6.25%, 01/15/13                15,000           16,210
EOP Operating LP, 7.00%, 07/15/11                       15,000           16,874
EOP Operating LP, 7.88%, 07/15/31                        5,000            5,870
                                                                     ----------
                                                                         38,954
                                                                     ----------

RETAIL  (0.24%)
Office Depot, Inc., 6.25%, 08/15/13, (b)                 5,000            5,363
YUM! Brands, Inc., 8.88%, 04/15/11                      10,000           12,450
                                                                     ----------
                                                                         17,813
                                                                     ----------

SEMICONDUCTORS  (0.14%)
Freescale Semiconductor, 4.38%, 07/15/09, (b) (c)       10,000           10,300
                                                                     ----------

TELECOMMUNICATION SERVICES  (1.09%)
AT&T Wireless Services, Inc., 8.75%, 03/01/31           30,000           39,510
Sprint Capital Corp., 8.38%, 03/15/12                   20,000           24,257
Sprint Capital Corp., 8.75%, 03/15/32                   15,000           19,095
                                                                     ----------
                                                                         82,862
                                                                     ----------

UTILITIES  (0.85%)
Niagara Mohawk Power Corp., 7.75%, 10/01/08             10,000           11,392
Northern States Power Co., 8.00%, 08/28/12              10,000           12,235
Progress Energy, Inc., 7.00%, 10/30/31                  10,000           10,909
Public Service Company of Colorado,
   7.88%, 10/01/12                                      15,000           18,304
TXU Energy Co., 7.00%, 03/15/13, (b)                    10,000           11,309
                                                                     ----------
                                                                         64,149
                                                                     ----------
                                                                      1,097,790
                                                                     ----------

TOTAL CORPORATE BONDS (COST $1,945,696)                               2,124,256
                                                                     ----------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (12.80%)
FEDERAL HOME LOAN MORTGAGE CORPORATION  (0.47%)
6.00%, 07/01/17                                         33,877           35,536
                                                                     ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (0.14%)
6.50%, 11/01/33                                         10,000           10,466
                                                                     ----------
U.S. TREASURY BILLS  (2.98%)
1.43%, 10/28/04                                        225,000          224,755
                                                                     ----------
U.S. TREASURY BONDS  (0.94%)
6.25%, 05/15/30                                         60,000           71,231
                                                                     ----------
U.S. TREASURY NOTES  (8.27%)
2.63%, 11/15/06                                         55,000           54,998
3.25%, 08/15/08                                        450,000          452,268
3.88%, 05/15/09                                         80,000           81,969
4.00%, 11/15/12                                          5,000            5,026
4.25%, 08/15/13                                         30,000           30,458
                                                                     ----------
                                                                        624,719
                                                                     ----------

TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
   (COST $957,672)                                                      966,707
                                                                     ----------

                                                      SHARES
                                                        OR
                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                     ---------       ----------
INVESTMENT COMPANIES  (6.74%)
Wells Fargo Government Institutional
   Money Market Fund                                   336,826          336,825
Wells Fargo Prime Investment Money
   Market Fund                                         171,948          171,938
                                                                     ----------

TOTAL INVESTMENT COMPANIES (COST $508,763)                              508,763
                                                                     ----------



                                                       UNITS
                                                       -----

PUT OPTIONS PURCHASED  (0.14%)
CANADIAN DOLLAR  (0.12%)
Expiration November 2004, Exercise Price 1.34          1,400              8,610
                                                                     ----------

EURO  (0.01%)
Expiration November 2004, Exercise Price 1.27          1,400                924
                                                                     ----------

JAPANESE YEN  (0.01%)
Expiration January 2005, Exercise Price 105.00         1,400                886
                                                                     ----------


TOTAL PUT OPTIONS PURCHASED (COST $7,161)                                10,420
                                                                     ----------

CALL OPTIONS PURCHASED  (0.05%)
EURO  (0.05%)
Expiration November 2004, Exercise Price 1.25          3,500              3,885
                                                                     ----------

UNITED STATES  (0.00%)
U.S. Treasury Notes, 4.75%, 10/13/04,
Expiration October 2004, Exercise Price 102.09       385,000                106
                                                                     ----------

TOTAL CALL OPTIONS PURCHASED (COST $10,019)                               3,991
                                                                     ----------

TOTAL INVESTMENTS (COST $6,956,205) (a) - 100.14%                    $7,552,185
                                                                     ==========

Percentages are based on net assets of $7,552,185

------------
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation                        $ 651,156
         Unrealized depreciation                         (133,952)
                                                        ---------
         Net unrealized appreciation (depreciation)     $ 517,204

         Aggregate cost for federal income tax purposes is substantially the same.

(b) Rule 144A, Section 4(2), or other security, which is restricted as to resale to institutional investors.

(c) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date.

(d)      Inflation linked Euro denominated bond.

TBA - To Be Announced

SEE NOTES TO SCHEDULES OF INVESTMENTS.

PUT OPTIONS WRITTEN

                                               EXPIRATION           EXERCISE         NUMBER OF       MARKET
ISSUER/CURRENCY                                   DATE                PRICE          CONTRACTS        VALUE
--------------------------------------------------------------------------------------------------------------------
Canadian Dollar                                  Nov-04              $    1.270        1,400         $   2,548
Euro                                             Nov-04                   1.320        3,500               210
Euro                                             Nov-04                   1.340        1,400                84
                                                                                                --------------
Total Put Options Outstanding (premiums received, $3,374)                                            $   2,842
                                                                                                 ==============

CALL OPTIONS WRITTEN

                                               EXPIRATION           EXERCISE         NUMBER OF            MARKET
ISSUER/CURRENCY                                   DATE                PRICE          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------
Japan Yen                                        Jan-05             $   100.000        1,400         $     588
United States Treasury Notes                     Oct-04                 104.547        3,850                28
                                                                                                --------------
Total Call Options Outstanding (premiums received, $3,181)                                           $     616
                                                                                                ==============

MONEY MARKET

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                  PRINCIPAL                     MARKET
                                                                   AMOUNT                       VALUE
                                                                   ------                       ------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (99.80%)
FEDERAL FARM CREDIT BANK  (4.13%)

1.68%, 10/14/04                                                    100,000                   $    99,939
                                                                                                  ------
FEDERAL HOME LOAN BANK  (40.99%)

1.50%, 10/01/04                                                    564,000                       564,001
1.89%, 02/25/05                                                    180,000                       178,615
1.68%, 09/16/05 (b)                                                250,000                       249,904
                                                                                                 -------
                                                                                                 992,520

FEDERAL HOME LOAN MORTGAGE CORPORATION  (17.55%)

1.21%, 10/12/04                                                    100,000                        99,963
1.17%, 11/03/04                                                    100,000                        99,896
1.86%, 12/13/04                                                    126,000                       125,525
1.87%, 12/27/04                                                    100,000                        99,548
                                                                                                  ------
                                                                                                 424,932

FEDERAL NATIONAL MORTGAGE ASSOCIATION  (18.56%)

1.54%, 10/20/04                                                    100,000                        99,919
1.61%, 11/03/04                                                    100,000                        99,852
1.79%, 11/17/04                                                    100,000                        99,766
1.68%, 09/06/05 (b)                                                150,000                       149,883
                                                                                                 -------
                                                                                                 449,420

STUDENT LOAN MARKETING ASSOCIATION  (6.19%)

2.00%, 03/15/05                                                    150,000                       149,963
                                                                                                 -------
TENNESSEE VALLEY AUTHORITY  (4.12%)

1.67%, 11/04/04                                                    100,000                        99,842
                                                                                                  ------
U.S. TREASURY BILLS  (4.13%)

1.32%, 10/07/04                                                    100,000                        99,978
                                                                                                  ------
U.S. TREASURY NOTES  (4.13%)

1.625%, 01/31/05                                                   100,000                        99,938
                                                                                                  ------
                                                                                                 199,916

TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (COST $2,416,532)                       2,416,532
                                                                                               ---------



TOTAL INVESTMENTS (COST $2,416,532) (A)   -   99.80%                                         $ 2,416,532
                                                                                               =========

Percentages are based on net assets of $2,421,395.

(a)  Represents cost for financial reporting purposes.

(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS

A. SECURITIES VALUATION

Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued on their last reported sales price on the principal exchange (U.S. or foreign) or official closing price as reported by NASDAQ. Options and futures contracts are valued at last sale price on the exchange on which they are primarily traded. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the most recent mean quotation. Investments in other open-end investment companies are valued at net asset value.

Debt and other fixed income securities (other than short-term obligations) are valued at the last reported sales price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are translated into U.S. dollars at the prevailing exchange rates on the date of valuation. Investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value, are valued at fair value under procedures approved by the Board of Directors.

Pursuant to Rule 2a-7 of the 1940 Act, securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS, RELATED INCOME AND EXPENSES

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income (less foreign tax withheld, if any) is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to separate accounts of Business Men's Assurance Company of America and Fidelity Life Insurance Company.

C. OPTIONS

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Transactions in options written for Intermediate Fixed Income for the nine-months ended September 30, 2004, were as follows:

                                          NUMBER OF             PREMIUM
                                          CONTRACTS             AMOUNT
---------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2003                3,300              $  3,674
Opened                                     15,700                11,091
Expired                                   (14,050)              (10,243)
Closed                                     (1,650)               (1,968)
                                   ----------------------------------------
Balance at September 30, 2004               3,300              $  2,554
                                   ========================================
CALL OPTIONS WRITTEN
Balance at December 31, 2003                3,300              $  2,544
Opened                                     19,150                 7,978
Expired                                   (10,000)               (3,887)
Closed                                     (9,150)               (5,045)
                                   ----------------------------------------
Balance at September 30, 2004               3,300              $  1,590
                                   ========================================

Transactions in options written for Global Fixed Income for the nine-months ended September 30, 2004, were as follows:

                                          NUMBER OF             PREMIUM
                                          CONTRACTS             AMOUNT
---------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2003                 5,150             $  3,538
Opened                                      18,300               11,694
Expired                                    (10,200)              (7,103)
Closed                                      (6,950)              (5,672)
                                   ----------------------------------------
Balance at September 30, 2004                6,300             $  2,457
                                   ========================================

CALL OPTIONS WRITTEN
Balance at December 31, 2003                     -             $      -
Opened                                       6,700                4,800
Expired                                     (1,450)                (702)
Closed                                           -                    -
                                   ----------------------------------------
Balance at September 30, 2004                5,250             $  4,098
                                   ========================================

D. FOREIGN CURRENCY TRANSLATION

The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Portfolios denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Portfolios may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Portfolios' foreign currency exchange contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Portfolios enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Portfolios do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Portfolios record realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios could be exposed to risk if the counterparty is unable to meet the terms of a forward foreign currency exchange contract or if the value of the foreign currency changes unfavorably.

Following is a summary of forward foreign currency exchange contracts that were outstanding at September 30, 2004 for Global Fixed Income:

CONTRACTS TO SELL CURRENCY:

                                                       FOREIGN         AMOUNT TO BE                        NET UNREALIZED
                               SETTLEMENT              CURRENCY        RECEIVED IN       U.S. $ VALUE       APPRECIATION
                                  DATE              TO BE DELIVERED      U.S. $         AS OF 9/30/04      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Australian Dollar               12/15/04                460,000        $   316,756       $   330,667           $ (13,911)
Australian Dollar for                                   158,538
   New Zealand Dollar           10/22/04                150,000            102,541           108,385              (5,845)
British Pound                   12/15/04                230,000            409,482           413,610              (4,128)
Canadian Dollar                 12/15/04                 30,000             23,221            23,683                (462)
Danish Kroner                   12/15/04              1,425,000            230,922           237,802              (6,880)
Euro                            12/15/04              3,100,000          3,787,959         3,848,279             (60,319)
New Zealand Dollar for                                  338,892
   Australian Dollar            10/22/04                305,000            214,576           228,307             (13,732)
Swiss Franc                     12/15/04                100,000             78,927            80,348              (1,421)
Signapore Dollar                12/15/04                145,000             85,435            86,259                (823)
                                                                 --------------------------------------------------------
                                                                       $ 5,249,819       $ 5,357,340           $(107,521)
                                                                 ========================================================

CONTRACTS TO BUY CURRENCY:

                                                       FOREIGN           AMOUNT TO BE                      NET UNREALIZED
                               SETTLEMENT              CURRENCY          DELIVERED IN       U.S. $ VALUE    APPRECIATION
                                  DATE              TO BE RECEIVED          U.S. $         AS OF 9/30/04   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Australian Dollar for                                   305,000
   New Zealand Dollar           10/22/04                338,892             214,576           220,383               5,808
Euro                            12/15/04                120,000             145,861           148,966               3,105
New Zealand Dollar              10/22/04                  9,288               6,026             6,257                 231
New Zealand Dollar for                                  150,000
   Australian Dollar            10/22/04                158,538             102,541           106,805               4,264
                                                                 --------------------------------------------------------
                                                                       $    469,004      $    482,411          $   13,408
                                                                 ========================================================

F. FUTURES

The Intermediate Fixed Income and Global Fixed Income Portfolios may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Intermediate Fixed Income and Global Fixed Income Portfolios may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the Intermediate Fixed Income and Global Fixed Income Portfolios are required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income Portfolios. The Intermediate Fixed Income and Global Fixed Income Portfolios realize a gain or loss when the contract is closed or expires.

Following is a summary of futures contracts that were outstanding at September 30, 2004 for Intermediate Fixed Income:


                                                    NUMBER          EXPIRATION          CONTRACT     UNREALIZED     NET UNREALIZED
                                  POSITION       OF CONTRACTS          DATE              AMOUNT       GAIN/LOSS      GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
United States 5 Year Note Future    Long               2              12/31/04          $ 219,963     $ 1,537              $ 2,886
United States 30 Year Bond Futur    Long               2              12/31/04            221,814       2,624                1,125
                                                                                                                            (2,678)
                                                                                                                     -------------
                                                                                                                           $ 1,333
                                                                                                                     =============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investors Mark Series Fund, Inc.
             --------------------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                         -------------------------------------------------------
                           Jennifer Lammers, President

Date  11/24/04
     ---------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                         -------------------------------------------------------
                           Jennifer Lammers, President

Date  11/24/04
     ---------------------------

By (Signature and Title)*  /s/ Christopher Tomas
                         -------------------------------------------------------
                           Christopher Tomas, Treasurer

Date  11/24/04
     ---------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.